UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2011

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.)                  [ ] is a restatement.
                                                    [ ] adds new
holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Lincluden Management Limited
Address:         1275 North Service Road W., Suite 607
                 Oakville, Ontario L6M3G4

Form 13F File Number: 028-11897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Alanna Sinclair-Whitty
Title:         Assistant Vice President and Secretary
Phone:         (905) 825-2457

Signature, Place, and Date of Signing:


/s/ Alanna Sinclair-Whitty    Oakville, Ontario, Canada    February 14, 2012
[Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X]         13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]         13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ]         13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 68

Form 13F Information Table Value Total:  $1,073,708
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                  Form 13F File Number                  Name

NAME OF                            TITLE OF               VALUE    SHARES/   SH/  PUT/  INVESTMENT  OTHER         VOTING AUTHORITY
ISSUER                             CLASS        CUSIP     $000'S   PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE   SHARED  NONE

ABB LTD.                           SPON ADR     000375204 $13,358   709,376   Shs       SOLE          0          709,376
AGNICO EAGLE MINES LTD.            COM          008474108 $12,919   356,135   Shs       SOLE          0          356,135
APPLIED MATLS INC.                 COM          038222105 $9,999    933,617   Shs       SOLE          0          933,617
BANK OF AMERICA CORPORATION        COM          060505104 $7,472    1,343,819 Shs       SOLE          0          1,343,819
BANK MONTREAL QUE                  COM          063671101 $323      5,915     Shs       SOLE          0          5,915
BANK NOVA SCOTIA HALIFAX           COM          064149107 $26,017   522,770   Shs       SOLE          0          522,770
BARCLAYS PLC                       ADR          06738E204 $9,826    894,115   Shs       SOLE          0          894,115
BARRICK GOLD INC.                  COM          067901108 $35,026   775,138   Shs       SOLE          0          775,138
BCE INC                            COM          05534B109 $25,178   605,480   Shs       SOLE          0          605,480
BROOKFIELD PPTYS CORP.             COM          112900105 $24,064   1,538,963 Shs       SOLE          0          1,538,963
CAE INC.                           COM          124765108 $7,710    796,141   Shs       SOLE          0          796,141
CAMECO CORP.                       COM          13321L108 $363      20,130    Shs       SOLE          0          20,130
CANADIAN IMPERIAL BANK OF
 COMMERCE                          COM          136069101 $162      2,230     Shs       SOLE          0          2,230
CANADIAN NATURAL RESOURCES LTD.    COM          136385101 $32,757   876,967   Shs       SOLE          0          876,967
CHINA MOBILE LIMITED               SPON ADR     16941M109 $12,780   263,565   Shs       SOLE          0          263,565
CISCO SYSTEMS INC.                 COM          17275R102 $15,891   878,914   Shs       SOLE          0          878,914
COCA-COLA COMPANY                  COM          191216100 $740      10,570    Shs       SOLE          0          10,570
CORNING INC.                       COM          219350105 $8,386    646,035   Shs       SOLE          0          646,035
DEVON ENERGY CORP.                 COM          25179M103 $15,328   247,225   Shs       SOLE          0          247,225
EBAY INC.                          COM          278642103 $639      21,060    Shs       SOLE          0          21,060
EMERSON ELECTRIC COMPANY           COM          291011104 $8,900    191,032   Shs       SOLE          0          191,032
ENCANA CORP                        COM          292505104 $22,565   1,220,032 Shs       SOLE          0          1,220,032
EXXON MOBIL CORP.                  COM          30231G102 $16,467   194,273   Shs       SOLE          0          194,273
FRANCE TELECOM SA                  SPON ADR     35177Q105 $12,232   781,081   Shs       SOLE          0          781,081
GENERAL MOTORS CORP.               COM          37045V100 $7,077    349,160   Shs       SOLE          0          349,160
GLAXOSMITHKLINE PLC                SPON ADR     37733W105 $14,213   311,473   Shs       SOLE          0          311,473
HONEYWELL INTL INC                 COM          438516106 $17,411   320,357   Shs       SOLE          0          320,357
HSBC HLDGS PLC                     SPON ADR NEW 404280406 $11,962   313,964   Shs       SOLE          0          313,964
ING GROEP N V                      SPON ADR     456837103 $9,237    1,288,302 Shs       SOLE          0          1,288,302
JOHNSON & JOHNSON                  COM          478160104 $19,835   302,460   Shs       SOLE          0          302,460
JP MORGAN CHASE & CO               COM          46625H100 $10,821   325,453   Shs       SOLE          0          325,453
LOWES COMPANIES INC.               COM          548661107 $13,071   515,023   Shs       SOLE          0          515,023
MAGNA INTL INC                     COM          559222401 $22,912   673,885   Shs       SOLE          0          673,885
MANULIFE FINL CORP                 COM          56501R106 $34,759   3,271,920 Shs       SOLE          0          3,271,920
METLIFE INC.                       COM          59156R108 $10,447   335,070   Shs       SOLE          0          335,070
MICROSOFT CORP.                    COM          594918104 $20,749   799,263   Shs       SOLE          0          799,263
MONSANTO CO NEW                    COM          61166W101 $6,174    88,112    Shs       SOLE          0          88,112
MORGAN STANLEY                     COM          617446448 $11,816   780,998   Shs       SOLE          0          780,998
NTT DOCOMO INC.                    SPON ADR     62942M201 $587      31,980    Shs       SOLE          0          31,980
ORACLE CORP                        COM          68389X105 $9,808    382,381   Shs       SOLE          0          382,381
PANASONIC CORP.                    ADR          69832A205 $9,550    1,138,281 Shs       SOLE          0          1,138,281
PENN WEST PETE LTD NEW             COM          707887105 $465      23,505    Shs       SOLE          0          23,505
PETROLEO BRASILEIRO SA PETRO       SPON ADR     71654V408 $14,794   595,341   Shs       SOLE          0          595,341
PFIZER INC                         COM          717081103 $19,627   906,977   Shs       SOLE          0          906,977
PROCTER & GAMBLE CO                COM          742718109 $15,743   235,993   Shs       SOLE          0          235,993
QUEST DIAGNOSTICS INC.             COM          74834L100 $11,540   198,756   Shs       SOLE          0          198,756
RESEARCH IN MOTION LTD.            COM          760975102 $16,665   1,150,000 Shs       SOLE          0          1,150,000
ROGERS COMMUNICATIONS INC          CL B         775109200 $33,505   871,835   Shs       SOLE          0          871,835
ROYAL BANK OF CANADA               COM          780087102 $52,756   1,036,573 Shs       SOLE          0          1,036,573
SANOFI AVENTIS                     SPON ADR     80105N105 $17,771   486,333   Shs       SOLE          0          486,333
SHAW COMMUNICATIONS                CL B CONV    82028K200 $17,714   893,435   Shs       SOLE          0          893,435
SIEMENS AG                         SPON ADR     826197501 $13,101   137,028   Shs       SOLE          0          137,028
STAPLES INC.                       COM          855030102 $18,685   1,345,183 Shs       SOLE          0          1,345,183
SUN LIFE FINL INC.                 COM          866796105 $29,586   1,171,285 Shs       SOLE          0          1,171,285
SUNCOR ENERGY INC                  COM          867229106 $37,700   1,310,566 Shs       SOLE          0          1,310,566
TALISMAN ENERGY INC                COM          87425E103 $28,768   2,263,528 Shs       SOLE          0          2,263,528
TECK RESOURCES LTD.                CL B         878742204 $14,444   410,800   Shs       SOLE          0          410,800
TELUS CORP.                        NON -VTG     87971M202 $298      5,565     Shs       SOLE          0          5,565
TEXAS INSTRUMENTS INC.             COM          882508104 $10,864   373,192   Shs       SOLE          0          373,192
THOMSON REUTERS CORP               COM          884903105 $30,025   1,126,140 Shs       SOLE          0          1,126,140
TORONTO DOMINION BK ONT            COM NEW      891160509 $41,967   594,415   Shs       SOLE          0          594,415
TOTAL S A                          SPON ADR     89151E109 $11,135   217,869   Shs       SOLE          0          217,869
VERIZON COMMUNICATIONS             COM          92343V104 $19,393   483,383   Shs       SOLE          0          483,383
VODAFONE GROUP PLC                 SPON ADR     92857W209 $13,566   483,970   Shs       SOLE          0          483,970
WAL MART STORES INC                COM          931142103 $11,917   199,417   Shs       SOLE          0          199,417
WALGREEN CO.                       COM          931422109 $14,326   433,322   Shs       SOLE          0          433,322
WELLS FARGO & CO NEW               COM          949746101 $15,388   558,344   Shs       SOLE          0          558,344
ZIMMER HOLDINGS INC.               COM          98956P102 $12,434   232,763   Shs       SOLE          0          232,763

